Summarized Financial Information for Reportable Segments (Parenthetical) (Detail) (Marcellus Shale, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Line Items]
Capital expenditures	[1]
Investments in Unconsolidated Affiliates
Segment Reporting Disclosure [Line Items]
Capital expenditures	$ 384,400

[1]	Amount excludes $384.4 million for the Partnership's share of capital expenditures included in investments in unconsolidated affiliates.